Balance Sheet - Continuing Operations (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts Receivable

	As of July 31, 2021	As of January 31, 2021

	(in thousands)
Accounts receivable	$5,581	$5,695
Less allowance for doubtful accounts	(481)	(948)

Accounts receivable net of allowance for doubtful accounts	$5,100	$4,747

Accounts receivables from continuing operations consisted of the following (in thousands):

	As of January 31, 2021		As of January 31, 2020
	Current	Total	Current	Total
Accounts receivable	$5,695	$5,695	$9,001	$9,001
Less allowance for doubtful accounts	(948)	(948)	(2,378)	(2,378)

Accounts receivable net of allowance for doubtful accounts	$4,747	$4,747	$6,623	$6,623

Schedule of Inventories

	July 31, 2021	January 31, 2021

	(in thousands)
Inventories:
Raw materials	$7,468	$6,905
Finished goods	3,455	3,466
Work in progress	2,404	2,445

	13,327	12,816
Less allowance for obsolescence	(1,399)	(1,363)

Total inventories, net	$11,928	$11,453

Inventories from continuing operations consisted of the following (in thousands):

	As of January 31,
	2021	2020
Raw materials	$6,905	$7,388
Finished goods	3,466	3,758
Work in progress	2,445	2,720

Cost of inventories	12,816	13,866
Less allowance for obsolescence	(1,363)	(1,210)

Net inventories	$11,453	$12,656

Schedule of Seismic Equipment Lease Pool and Property and Equipment

	July 31, 2021	January 31, 2021

	(in thousands)
Property and equipment:
Marine seismic service equipment	$4,157	$5,969
Land and buildings	4,422	4,354
Furniture and fixtures	9,899	9,750
Autos and trucks	491	491

	18,969	20,564
Accumulated depreciation and amortization	(14,529)	(15,813)

Total property and equipment, net	$4,440	$4,751

Property and equipment from continuing operations consisted of the following (in thousands)

	As of January 31,
	2021	2020
Marine seismic service equipment	5,969	8,341
Land and buildings	4,354	4,274
Furniture and fixtures	9,750	9,364
Autos and trucks	491	491

Cost of property and equipment	20,564	22,470
Less accumulated depreciation	(15,813)	(17,051)

Net book value of property and equipment	$4,751	$5,419